Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of the component parts of earnings per share [Abstract]
Net income	$ 61,445	$ 43,145	$ 42,601
Weighted average common shares (in shares)	96,505	96,111	95,548
Effect of dilutive common stock options (in shares)	141	111	100
Weighted average common shares including potential dilutive shares (in shares)	96,646	96,222	95,648
Basic EPS (in dollars per share)	$ 0.637	$ 0.449	$ 0.446
Diluted EPS (in dollars per share)	$ 0.636	$ 0.448	$ 0.445
Stock Options [Member]
Antidilutive Securities [Abstract]
Antidilutive stock options excluded from diluted earnings per share (in shares)	319,000	0